Income Taxes - Additional Information (Details) - USD ($) $ in Millions	Dec. 29, 2020	Dec. 31, 2020
Income Tax [Line Items]
Unrecognized Tax Receivable Agreement liability		$ 51.6
Federal and state net operating loss carryovers		$ 0.5
RSILP
Income Tax [Line Items]
Percentage of common units acquired		23.10%
RSILP | Special Limited Partner
Income Tax [Line Items]
Percentage of net income tax savings, entitled to pay	85.00%